Marketable Securities (Schedule of Reconciliation of Marketable Securities) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Balance	[1]	$ 32,807
Purchases of marketable securities		2,246	$ 33,649
Amortization of discount on marketable securities		23
Proceeds from maturity of marketable securities		(4,963)	$ (33,925)
Balance	[1]	$ 30,113

[1]	Including accrued interest in the amount of US$ 331 thousands and US$ 323 thousands as of December 31, 2025 and June 30, 2026 respectively.